Property, Plant and Equipment (Details Textual) - ARS ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Costs [Member]
Property, plant and equipment (Textual)
Depreciation charge	$ 74,999	$ 71,595
General and administrative expenses [Member]
Property, plant and equipment (Textual)
Depreciation charge	15,854	17,388
Selling expenses [Member]
Property, plant and equipment (Textual)
Depreciation charge	$ 51	$ 650